Palmer Square SSI Alternative Income Fund
SUMMARY SECTION
Investment Objectives
The primary investment objective of Palmer Square SSI Alternative Income Fund (the “Fund”) is income.
As a secondary investment objective, the Fund seeks absolute returns.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “PURCHASE OF SHARES” on page 19 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Palmer Square SSI Alternative Income Fund - USD ($)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load)	none	none
Redemption fee (as a percentage of amount redeemed)	none	none
Wire fee	$ 20.00	$ 20.00
Overnight check delivery fee	25.00	25.00
Retirement account fees (annual maintenance and full redemption requests)	$ 15.00	$ 15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Palmer Square SSI Alternative Income Fund		Class A	Class I
Management fees	[1]	1.30%	1.30%
Distribution and service (12b-1) fees		0.25%	none
Dividend and interest expense on short sales		0.53%	0.53%
Shareholder service fee		0.07%	0.07%
All other expenses		0.20%	0.20%
Other expenses		0.80%	0.80%
Total annual fund operating expenses		2.35%	2.10%
Recoupment of fees waived and/or expenses reimbursed	[2]	(0.01%)	(0.01%)
Total annual fund operating expenses after recoupment of waived fees and/or reimbursed expenses	[2]	2.34%	2.09%
[1]	The management fee includes fees of 0.35% payable to the Fund's advisor and 0.95% payable to the Fund's sub-advisor.
[2]	The Fund's advisor and sub-advisor have contractually agreed to waive their fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any shareholder servicing plan fees, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.74% and 1.49% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively. The expense limitation agreement has been structured so that the advisor is first required to waive an amount up to its entire management fee (0.35%) before the sub-advisor is required to waive its fee or pay for Fund operating expenses that exceed the amount of the advisor's fee. This agreement is effective until July 31, 2017 and is subject thereafter to annual re-approval of the agreement by the advisor, the sub-advisor, and the Trust's Board of Trustees. This agreement may be terminated before that date only with the consent of the Trust's Board of Trustees. The Fund's advisor and sub-advisor are permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Palmer Square SSI Alternative Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	798	1,265	1,757	3,106
Class I	212	657	1,128	2,430

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended March 31, 2016, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks primarily to invest in convertible securities and to establish short positions in the common stock of the issuers of those convertible securities. The term “convertible security” refers to a bond or a preferred stock that can be converted into shares of a company’s common stock. The Fund’s strategy in this regard is managed on a day-to-day basis by SSI Investment Management, Inc., the sub-advisor to the Fund (the “Sub-Advisor”), subject to overall monitoring by the Fund’s investment advisor, Palmer Square Capital Management LLC (the “Advisor”).

Pursuant to its strategy, the Fund seeks returns that exceed prevailing short-term interest rates (e.g., the return on 90-day U.S. Treasury bills). In combining long positions in convertible securities with short positions in common stock of the issuers of those securities, the Fund seeks to maintain a “hedged convertible” investment portfolio with returns that the Advisor and Sub-Advisor expect will generally be less volatile and have less correlation with the broader capital markets, prevailing short-term interest rates, and capital markets indices.

The Fund will generally invest in convertible securities that are part of an issuance that is at least $40 million in size, which may be issued by U.S. or non-U.S. companies. The Fund will generally, but not exclusively, seek to invest in the convertible securities of companies with market capitalizations between $500 million and $10 billion. The Fund may hold investment-grade and below investment-grade (i.e., “junk”) convertible securities.

In pursuing the Fund’s investment strategy, the Sub-Advisor seeks to identify convertible securities that it believes are undervalued. The Sub-Advisor generally assesses the income characteristics, liquidity, and “equity sensitivity” of a convertible security (i.e., the sensitivity of a convertible security to changes in the price of the issuer’s common stock) in determining whether it is likely undervalued and, therefore, a candidate for investment by the Fund.

After acquiring a convertible security, the Fund will establish a short position in the common stock of the same issuer. These short positions are intended to provide the Fund’s holdings of convertible securities with some protection from decreases in the price of the related common stock. The Fund seeks to hedge its long positions in this way on a security-by-security basis.

The Sub-Advisor bases the size of each short position on the sensitivity of the related convertible security to changes in the price of the issuer’s common stock. The Fund’s short positions will generally be smaller on a dollar value basis than its long positions in convertible securities.

The Sub-Advisor considers selling a convertible security and closing the related short position in common stock (i.e., a hedged convertible position), among other reasons, when it believes the convertible security has ceased to be undervalued relative to the Sub-Advisor’s expectations, when it identifies a potentially unfavorable change in the structure of a convertible security or the underlying company, when it determines that convertible securities, as an asset class, are likely to diverge from the Sub-Advisor’s expectations regarding their value or when the Fund requires cash to meet redemption requests.

The Fund is not intended to meet the short-term financial needs of any investor or to provide a complete or balanced investment program. The Fund’s investment strategy involves active and frequent trading. As a result, the Fund’s portfolio turnover may exceed 100% on an annual basis, which will result in the Fund incurring transaction costs that detract from performance and affect the tax treatment of the Fund’s gains.

For temporary defensive purposes, the Sub-Advisor may invest up to 100% of the Fund’s total assets in investment grade corporate debt securities, high-quality, short-term debt securities and money market instruments. The Fund may also hold investment grade corporate debt securities, short-term debt securities and money market instruments to retain flexibility in meeting redemptions and paying expenses. Taking a temporary defensive position may result in the Fund not achieving its investment objectives.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause you to lose part or all of your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on a convertible security’s investment value.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and share price. In addition, fixed income securities may be subject to “call” or “extension” risk. Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates. Extension risk occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.

Preferred Securities Risk. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments. Generally, preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, it is typical that the preferred security holders no longer have voting rights. In addition, preferred securities often have features that can adversely affect their returns. For instance, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred securities also frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may be able to exercise an option to redeem its preferred securities at par earlier than scheduled. Certain preferred securities, for example, have redemption features that are triggered by changes in U.S. federal income tax or securities laws.

Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities.

Credit Risk. An issuer of a debt security or a preferred security could suffer an adverse change in financial condition that results in a payment default, security downgrade, perception that it is less creditworthy or inability to meet a financial obligation.

Interest Rate Risk. Interest rate risk is the risk that prices of fixed income and preferred securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor or Sub-Advisor.

Short Sales Risk. In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security sold short to increase.

Leveraging Risk. Certain transactions the Fund may undertake, including short positions in financial instruments, may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. To the extent the Fund has investment exposure to foreign markets, the Fund’s performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Currency Risk. Investments in financial instruments related to or denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar. Similarly, investments that speculate on the appreciation of the U.S. Dollar are subject to the risk that the U.S. Dollar may decline in value relative to foreign currencies. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Small-Cap and Mid-Cap Company Risk. The securities of small capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Below Investment Grade Risk. Debt securities rated below investment grade (often called “junk bonds”) are speculative and generally involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than higher-rated securities. Companies issuing high yield, fixed income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. Active and frequent trading may lead to a greater proportion of the Fund’s gains being treated for federal income tax purposes as short-term capital gains (which are generally taxable as ordinary income when distributed to shareholders) or may cause the Fund to distribute taxable income to its shareholders sooner than it would have distributed income if the investments were held for longer periods of time. Frequent trading may also increase transaction costs, which could detract from the Fund’s performance.

Management and Strategy Risk. Investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Non-Diversification Risk. Because the Fund may invest a larger percentage of its assets in a smaller number of positions than a diversified fund, the Fund’s performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.palmersquarefunds.com, or by calling the Fund at 1-866-933-9033. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

The year-to-date return as of June 30, 2016 was 2.96% Highest Calendar Quarter Return at NAV 1.77% -- Quarter Ended 03-31-13 Lowest Calendar Quarter Return at NAV (2.03)% -- Quarter Ended 09-30-15
Average Annual Total Returns for periods ended December 31, 2015
Average Annual Total Returns - Palmer Square SSI Alternative Income Fund		1 Year	Since Inception	Inception Date
Class I		(2.39%)	0.41%	May 25, 2012
Class I | Return After Taxes on Distributions	[1]	(3.41%)	(0.20%)	May 25, 2012
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.06%)	0.25%	May 25, 2012
Class A		(8.20%)	(1.43%)	May 25, 2012
Citigroup 3-Month T-Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)		0.03%	0.05%	May 25, 2012
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.